Description of Business and Summary of Significant Accounting Policies (Details)		1 Months Ended	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2020	Dec. 31, 2019 USD ($) branch segment $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Jan. 01, 2019 USD ($)
Basis of Financial Statement Presentation [Abstract]
Number of additional branch office locations | branch			7
Income Taxes [Abstract]
Recognize interest, related to income tax			$ 0	$ 0
Recognize penalties, related to income tax			0	0
Uncertain tax positions			$ 0	0
Segment Reporting [Abstract]
Number of reportable segments | segment			1
Investment securities:
Net unrealized gains (losses) arising during the period			$ 918,000	(624,000)
Tax effect related to the unrealized loss during the periods			(227,000)	148,000
Reclassification of prior tax effects			0	(27,000)
Total unrealized (losses) gains on investment securities			691,000	(503,000)
Basic earnings per common share
Net income available to common shareholders			$ 29,817,000	$ 24,378,000
Basic weighted-average common shares outstanding (in shares) | shares			11,838,096	10,592,414
Basic earnings per common share (in dollars per share) | $ / shares			$ 2.52	$ 2.30
Diluted earnings per common share
Net income available to common shareholders			$ 29,817,000	$ 24,378,000
Dividend on Preferred Series B			24,000	446,000
Net income attributable to diluted common shares			$ 29,841,000	$ 24,824,000
Basic weighted-average common shares outstanding (in shares) | shares			11,838,096	10,592,414
Dilutive potential common shares (in shares) | shares			172,986	1,410,065
Diluted weighted-average common shares outstanding (in shares) | shares			12,011,082	12,002,479
Diluted earnings per common share (in dollars per share) | $ / shares			$ 2.48	$ 2.07
Operating lease, right-of-use asset			$ 2,544,000
Operating lease, liability			$ 2,544,000
Number of retail branch locations | branch			3
Subsequent Event
Diluted earnings per common share
Common stock, dividend rate, percentage	10.00%	10.00%
Common Stock Options
Diluted earnings per common share
Securities not included in the computation of diluted EPS (in shares) | shares			124,000	124,000
Computers and Software
Company Premises and Equipment [Abstract]
Estimated useful lives			3 years
Equipment | Minimum
Company Premises and Equipment [Abstract]
Estimated useful lives			5 years
Equipment | Maximum
Company Premises and Equipment [Abstract]
Estimated useful lives			10 years
Building
Company Premises and Equipment [Abstract]
Estimated useful lives			40 years
Accounting Standards Update 2016-02
Diluted earnings per common share
Operating lease, right-of-use asset					$ 2,800,000
Operating lease, liability					$ 2,800,000
Parke Direct Lending LLC
Basis of Financial Statement Presentation [Abstract]
Ownership interest in joint venture (in hundredths)			51.00%